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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                                  ------------
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  600 South Adams Road, Suite 100
          Birmingham, MI  48009

Form 13F File Number:  028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ Wayne Holbrook                   Birmingham, MI                 04/30/2008
--------------------------------------------------------------------------------
Wayne Holbrook                        City, State                      Date


Report Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                              0
                                                 ----------------------

Form 13F Information Table Entry Total:                        11
                                                 ----------------------

Form 13F Information Table Value Total:                  $110,251
                                                 ----------------------
                                                       (thousands)



List of Other Included Managers:  NONE

Page 1 of 1                                                           03/31/2008

                                                     FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager: Tactical Allocation Group, LLC
                                                                                                    Column
      Column 1:         Column 2:    Column 3:   Column 4:    Column 5:              Column 6:         7:         Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                   Market
                           of         CUSIP       Value       Shares or                              Other
    Name of Issuer        Class       Number    (x$1,000)  Principal Amount  Investment Discretion   Mgrs.    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                     SH/ Put/       Shared  Shared
                                                                     PRN Call Sole Defined  Other          Sole  Shared     None
------------------------------------------------------------------------------------------------------------------------------------

DOW JONES AIG             DJAIG CMDTY
                               36      06738C778   9,644     157,072 SH       SOLE                                          157,072
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   US TIPS BD
                              FD       464287176   8,460      76,978 SH       SOLE                                           76,978
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   MSCI EMG
                            MKTS       464287234   9,997      74,396 SH       SOLE                                           74,396
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   GS NAT RES
                             INDX      464287374   2,941      23,023 SH       SOLE                                           23,023
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   7-10 YR
                          TREAS BD     464287440  15,019     164,903 SH       SOLE                                          164,903
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   MSCI EAFE
                             IDX       464287465     748      10,407 SH       SOLE                                           10,407
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   RUSSELL MC
                              GR       464287481  10,677     105,403 SH       SOLE                                          105,403
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   RUSSELL 1000
                                GR     464287614  21,490     394,757 SH       SOLE                                          394,757
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                   MSCI GR INDX 464288885  13,375     183,385 SH       SOLE                                          183,385
------------------------------------------------------------------------------------------------------------------------------------
ISHARES                     SILVER TR  46428Q109   3,091      18,136 SH       SOLE                                           18,136
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL INC         COMMON    880198106  14,810   1,547,499 SH       SOLE                                        1,547,499
------------------------------------------------------------------------------------------------------------------------------------
                 TOTAL                           110,251
------------------------------------------------------------------------------------------------------------------------------------